UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		     Washington, D.C.  20549

			    FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-3752

THE MANAGERS FUNDS
------------------------------------------------------
(Exact name of registrant as specified in charter)

40 Richards Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices)  (Zip code)


The Managers Funds LLC
40 Richards Avenue, Norwalk, Connecticut 06854
------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	NOVEMBER 30

Date of reporting period:	DECEMBER 1, 2002 - MAY 31, 2003
				(Semi-Annual)


Item 1.  REPORT TO SHAREHOLDERS
====================================================================


				MANAGERS
				--------
			   SEMI-ANNUAL REPORT




Access Selection
Diversification
		      [Managers Funds logo omitted]


			    The Managers Funds
			    Money Market Fund
			    Dated May 31, 2003



access to excellence

			MANAGERS MONEY MARKET FUND


			   Semi-Annual Report
			      May 31, 2003
			       (unaudited)



			   TABLE OF CONTENTS
			   -----------------


							Page
							----
Letter to Shareholders					1

Managers Performance					2
 Complete performance table for all of The Managers
 Funds and Managers AMG Funds as of June 30, 2003

Financial Statements:
 Statement of Assets and Liabilities 			4
  Fund's balance sheet

 Statement of Operations				4
  Detail of sources of income and Fund expenses during
   the six months ended May 31, 2003

 Statement of Changes in Net Assets			5
  Detail of changes in Fund assets and distributions to
   shareholders during the past two years

Financial Highlights					6
 Historical distributions, total returns, expense
  ratios and net assets

Notes to Financial Statements				7
 Accounting and distribution policies, details of
  agreements and transactions with Fund management and
  affiliates


Letter to Shareholders
----------------------------------------------------------------
Dear Fellow Shareholder:

Although the financial markets have improved recently, it has been a very bumpy and uncertain ride for investors over the past six months. Early in the year investors seemed to be focused exclusively on the impending war with Iraq. Day by day, the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it obscured many of the other important factors that typically drive investment and business decisions. As a result, the economy, while growing, remained rather sluggish, the unemployment rate remained near 6%, and consumer confidence fell to new lows. However, as military operations commenced in Iraq and proceeded rather quickly to a perceived resolution, at least one large block of uncertainty was lifted. While the stock market rose markedly over the past few months (along with consumer confidence), the economy has yet to show significant evidence of improvement. Investors seem to be equally concerned about the possibility for deflation as they are with the possibility for inflation. Interest rates thus continued to fall on concern about economic growth and in anticipation that the Federal Open Market Committee (FOMC) would again lower the Fed Funds Target rate.
The FOMC did eventually lower this rate in late June. The result of all this is that the returns currently offered by money market investments remain extremely low.

Despite the meager returns, we are pleased to report that the Fund has achieved its goal of providing stability of capital and that it has again performed slightly better than its primary benchmark, the iMoneyNet All Taxable Money Fund Average over the last six months. For the six months ended May 31, 2003, Managers Money
Market Fund provided a return of 0.44%. For the same period, the iMoneyNet All Taxable Money Fund Average return was 0.39%.
Although these returns are low, they are within reasonable expectations given the level of short-term rates throughout the period. Unless there is a significant change in the interest rate environment we would expect similarly low returns for the remainder of the year. Typically the best estimate for the prospective return of a money market fund is its current yield. As of May 31, 2003, the 30-day average annualized yield for the Fund was 0.71%.
The structure of the portfolio has remained rather steady throughout the period, with a majority of assets invested in very high credit quality commercial paper and certificates of deposit. The weighted average maturity of the portfolio was 48 days at the end of the period.

Page 2 of this report contains a table with the performance of the Fund over various trailing time periods along with performance of all of the Funds within The Managers Funds family. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about the Fund or this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in The Managers Funds.




Sincerely,


/s/ Peter M. Lebovitz
----------------------
Peter M. Lebovitz
President
The Managers Funds



/s/ Thomas G. Hoffman
---------------------
Thomas G. Hoffman
Director of Research
The Managers Funds LLC

----------------------------------------------------------------
The Managers Funds and
Managers AMG Funds Performance (unaudited)
All period ended June 30, 2003
----------------------------------------------------------------





					Average Annual Total Returns (1)
			-----------------------------------------------------------------
The Managers Funds	Year to	  1	  3	  5	  10	Since		Inception
			Date	Year	Years	Years	Years	Inception	Date
Equity Funds		-------	------	-----	-----	-----	-------------	---------
Value 			10.58% (5.43)% (1.55)% 	(0.03)% 9.01% 	11.30%		Oct.'84
Capital Appreciation 	11.35% (4.63)% (25.58)% (0.26)% 9.41% 	12.18%		Jun.'84
Small Company (2)	14.38%  0.41%   (9.82)%    -      - 	(9.78)%		Jun.'00
Special Equity 		13.04% (2.72)% (11.18)%  2.88%  10.60%  13.00%		Jun.'84
International Equity 	7.30% (10.01)% (13.38)% (5.18)%  4.96% 	 8.75%		Dec.'85
Emerging Markets
 Equity (2)		15.34% 5.62%    (5.54)%  6.14%    - 	 2.43%		Feb.'98

Income Funds:
Money Market (2) 	 0.40%  1.04% 	 2.93% 	 3.83% 	 4.24% 	 5.36%		Jun.'84
Bond (2)		 8.59% 15.42%   11.27%   8.11%   8.58%  10.38%		Jun.'84
Global Bond 		12.88% 24.14% 	 9.27% 	 5.77% 	  - 	 5.67%		Mar.'94
Intermediate Duration
 Government (2)		 2.04%  5.80% 	 8.68% 	 6.51% 	 6.68% 	 7.59%		Mar.'92
Short Duration
 Government (2) 	 1.55% 	3.13% 	 5.54% 	 4.85% 	 5.19% 	 5.26%		Mar.'92
------------------------------------------------------------------------------------------

MANAGERS AMG FUNDS
Essex Aggressive Growth
 Inst itutional Class 	18.88% 	6.31% 	   -       - 	   - 	(0.54)%		Mar.'02
Essex Aggressive Growth
 Investor Class (2)	18.67%  5.94% 	(20.79)%   - 	   - 	(5.27)%		Nov.'99
Frontier Growth (2,3)	15.45% (0.92)%  (18.37)% (0.37)% (7.70)% 12.11%		Mar.'88
Frontier Small Company
 Value (2)		 9.17% (9.26)% 	   - 	   - 	   - 	  3.15%		Feb.'01
Rorer Large-Cap (2) 	 9.19% (5.56)% 	   - 	   - 	   - 	(8.90)%		Dec.'01
Rorer Mid-Cap (2) 	17.67%   2.77% 	   - 	   - 	   - 	  2.53%		Dec.'01
Systematic Value (2) 	14.83% 	 3.69% 	   - 	   - 	   - 	(3.04)%		Apr.'02
Burridge Small Cap
 Growth (2,4)		25.63% 	 6.06% 	   - 	   - 	   - 	  8.25%		Sep.'00
------------------------------------------------------------------------------------------

First Quadrant
Tax-Managed Equity (2,5)
Before Taxes 		12.19% (1.23)% 	   - 	   - 	   - 	(5.64)%		Dec.'00
After Taxes on
Distributions 		12.19% (1.55)% 	   - 	   - 	   - 	(5.76)%
After Taxes on
Distributions and Sale
of Fund Shares		 7.48% (0.78)% 	   - 	   - 	   - 	(4.83)%
------------------------------------------------------------------------------------------



See the Notes to the Performance Table on the following page.

----------------------------------------------------------------
The Managers Funds and
Managers AMG Funds Performance (continued)
Notes to the Performance Table

----------------------------------------------------------------


Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility. For more information regarding The Managers
Funds and Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersfunds.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., member NASD.

(1)Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2) From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns.

(3) The "Since Inception" return, and returns for all periods beginning prior to 10/1/00, for the Frontier Growth Fund reflect performance linked with the Frontier Growth predecessor fund which began operations on March 7, 1988. Only quarterly returns are available prior to 10/1/00 and thus not all returns are available for "intra-quarter" periods. The predecessor fund's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain restrictions that are imposed upon mututal funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used.

(4) The " Since Inception" return, and returns for all periods beginning prior to 6/25/02, for the Burridge Small Cap Growth Fund reflect performance linked with a "Predecessor Account" which began operations on September 27, 2000. The Predecessor Account's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method.

(5)After-tax returns are calculated by Lipper using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period if no distributions were made during that period. Return
After Taxes on Distributions and Sale of Fund Shares for a period may be greater than, or equal to, Return After Taxes on Distributions for the same period because of losses realized on sale of Fund sahres.

----------------------------------------------------------------
Managers Money Market Fund
Statement of Assets and Liabilities
May 31, 2003 (unaudited)
----------------------------------------------------------------


Assets:
-------
  Investment in JPMorgan Prime Money Market Fund	$29,575,870
   Institutional Class Shares
  Receivable for Fund shares sold			  1,201,764
  Dividend receivable					     32,847
  Prepaid expenses					     13,451
							-----------
     Total assets					 30,823,932
							-----------

Liabilities:
------------
  Payable for Fund shares repurchased			  1,194,064
  Administration fee payable				      4,502
  Other accrued expenses				     15,774
							   --------
     Total liabilities					  1,214,340
							 ----------
Net Assets						$29,609,592
							===========

Shares outstanding					 29,609,592
							-----------

Net asset value, offering and redemption price per share      $1.00
							     ======
Net Assets Represent:
---------------------
  Paid-in capital 					$29,609,592
							===========



-------------------------------------------------------------------
Statement of Operations
For the six months ended May 31, 2003 (unaudited)
-------------------------------------------------------------------


Investment Income:
------------------
  Dividend income					$242,110

Expenses:
---------
  Administration fees 		$29,779
  Transfer agent 		 26,065
  Registration fees		  6,103
  Professional fees		  6,944
  Accounting fees		  3,000
  Trustees' fees and expenses	  1,259
Miscellaneous expenses		  3,228
				--------
Total expenses before offsets 	 76,378

Less: Expense reductions	 (9,926)
				--------
Total expenses						  66,452
							--------
Net Investment Income					$175,658
							--------




The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------
Managers Money Market Fund
Statement of Changes in Net Assets
For the six months ended May 31, 2003 and the fiscal year ended
November 30, 2002
-------------------------------------------------------------------



					   2003 * 	   2002
					------------	------------
Increase (Decrease) in Net Assets
 From Operations:
---------------------------------
   Net investment income		$ 175,658 	$ 561,660
					---------	---------
Distributions to Shareholders:
------------------------------
  From net investment income 		 (175,658) 	 (561,660)
					----------	----------
From Capital Share Transactions
 (at a constant $1.00 per share):
---------------------------------
  Proceeds from sale of shares		189,798,563 	483,593,660
  Reinvestment of dividends 		    149,351 	    511,496
  Cost of shares repurchased 	       (197,962,865)   (482,192,556)
					------------	------------
   Net increase (decrease) from capital
    share transactions 			 (8,014,951) 	  1,912,600
					------------	------------
 Total increase (decrease) in net assets (8,014,951) 	  1,912,600
					------------	------------
Net Assets:
-----------
Beginning of period			 37,624,543	 35,711,943

End of period				$29,609,592 	$37,624,543
					===========	===========

* Unaudited

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------
Managers Money Market Fund
Financial Highlights
For a share of capital stock outstanding throughout each fiscal period
-------------------------------------------------------------------




			For the six		Fiscal year ended November 30,
			months ended	--------------------------------------
			May 31, 2003	2002	2001	2000	1999	1998
			 (unaudited)	------	------	------	------	------
			------------
Net Asset Value,
 Beginning of Period 	   $1.000 	$ 1.000 $ 1.000 $ 1.000 $ 1.000	$ 1.000
			   ------	-------	-------	-------	-------	-------
Income from Investment
 Operations:
   Net investment income    0.004 	  0.014   0.042   0.059   0.047    0.052

Less Distributions to
 Shareholders from:
   Net investment income   (0.004) 	 (0.014) (0.042) (0.059) (0.047)  (0.052)
			   ------	-------	-------	 ------- ------- --------
Net Asset Value,
 End of Period 		  $ 1.000 	$ 1.000 $ 1.000 $ 1.000  $ 1.000 $ 1.000
			  =======	=======	=======	======== ======= =======

Total Return		  0.44% (a) 	  1.40%   4.27%   6.05%   4.84% (b) 5.30%

Ratio of net expenses to
 average net assets (c)   0.33% (d) 	  0.37%   0.44%   0.49%   0.48%     0.50%

Ratio of net investment
 income to average net
  assets		  0.88% (d)	  1.41%	  4.18%	  5.89%	  4.74%	    5.17%

Net assets at end of
 period (000's omitted) $29,610 	$37,625 $35,712 $66,593 $53,627   $45,282
=======================================================================================
Expense Waivers/Offsets (e)
---------------------------
Ratio of total expenses to
 average net assets	  0.38% (d) 	  0.43%	   0.44%  0.51%	  0.63%	    0.70%

Ratio of net investment
 income to average net
  assets		  0.83% (d)	  1.35%	   4.18%  5.87%	  4.59%     4.97%
=======================================================================================



(a) Not annualized.
(b) Total returns and net investment income would have been lower had certain expenses not been reduced during the year.
(c) Prior to September 4, 2001 the Fund invested all of its investable assets under a "Master-Feeder" arrangement under which expenses of the Master were allocated to the Fund.
(d) Annualized.
(e) Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expense offsets.
    (See Notes to Financial Statements).

-------------------------------------------------------------------
Managers Money Market Fund
Notes to Financial Statements
May 31, 2003 (unaudited)
-------------------------------------------------------------------
Managers Money Market Fund (the "Fund") is a series of The
Managers Funds (the "Trust"), a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund (the "JPM Fund"), a separate registered investment company with substantially the same investment objective and policies as the Fund. The performance of the Fund is directly affected by the performance of the JPM Fund.

(1) Summary of Significant Accounting Policies
----------------------------------------------
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
----------------------------
The investment in the JPM Fund is valued at its end of day net asset value per share. The JPM Fund's underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

(b) Security Transactions
-------------------------
Dividends declared by the JPM Fund accrue daily.

(c) Investment Income and Expenses
----------------------------------
As a shareholder of the JPM Fund, the Fund will receive its proportionate share of the dividends paid by such class, which takes into consideration the Fund's proportionate share of net investment income and expenses of such class. Expenses incurred by the Trust, which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has an "omnibus account" arrangement with J.P. Morgan Fleming Asset Management (USA) Inc., the shareholder servicing agent of the JPM Fund, whereby the Fund is credited with a factor of 0.05% of the average daily assets invested in the JPM Fund.
This credit serves to reduce transfer agent expenses that would otherwise be charged to the Fund. For the six months ended May 31, 2003, the transfer agent expense was reduced under this arrangement by $9,737.

(d) Dividends and Distributions
-------------------------------
Income dividends and capital gain distributions, if any, normally will be declared daily and payable on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

-------------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------------
(e) Federal Taxes
-----------------
The Fund intends to comply with the requirements under Subchapter
M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At May 31, 2003, there are no shareholders that hold more than 10% of the outstanding shares of the Fund.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Administrative and Shareholder
Servicing Agreement under which The Managers Funds LLC (the
"Administrator"), a subsidiary of Affiliated Managers Group, Inc.
("AMG"), serves as the Fund's administrator and is responsible for certain aspects of managing the Fund's operations, including administration and shareholder services of the Fund. For these services, the Fund is required to pay the Administrator 0.15% of the Fund's average daily net assets per annum. The Fund is distributed by Managers Distributors, Inc., ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain Trustees and
Officers of the Fund are Officers and/or Directors of the Administrator, AMG and/or MDI.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $20,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The Trustees' fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.


Supplemental Data
Proxy Result Information (unaudited)
-------------------------------------------------------------------
At the Special Meeting of Shareholders of the Trust held on April
22, 2003, the following votes were recorded for Managers Money Market Fund. The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated March 10, 2003:

PROPOSAL 1 -	To amend the Declaration of Trust to permit the creation
==========	of multiple classes of shares for any Fund



Shares For 	Shares Against 		Shares Abstained
----------	--------------		----------------
59,733,412 	1,477,711 		803,882




PROPOSAL 2 - To elect Peter M. Lebovitz as a Trustee of the Trust
==========


Shares For 	Shares Against 		Shares Abstained
----------	--------------		----------------
60,933,994 	  284,673 		796,338


PROPOSAL 3 - 	To approve an amendment to the Investment
==========	Restriction regarding underwriting securities of
		other issuers for Managers Money Market Fund


Shares For 	Shares Against 		Shares Abstained
----------	--------------		----------------
60,349,226 	451,217 		1,214,562


Pursuant to Article III, Section 1 of the By-Laws of the Trust and the 1940 Act, such total votes on each proposal represents a quorum of the outstanding shares of the Funds.

		MANAGERS
		--------

		Administrator
		-------------
		The Managers Funds LLC
		40 Richards Avenue
		Norwalk, Connecticut 06854-2325
		(203) 857-5321 or (800) 835-3879

		Distributor
		-----------
		Managers Distributors, Inc.
		40 Richards Avenue
		Norwalk, Connecticut 06854-2325
		(203) 857-5321 or (800) 835-3879

		Custodian
		---------
		The Bank of New York
		100 Church Street, 10th floor
		New York, NY 10286

		Legal Counsel
		-------------
		Goodwin Procter LLP
		Exchange Place
		Boston, Massachusetts 02109-2881

		Transfer Agent
		--------------
		Boston Financial Data Services, Inc.
		attn: The Managers Funds
		P.O. Box 8517
		Boston, Massachusetts 02266-8517
		(800) 252-0682

		For ManagersChoice Only
		-----------------------
		PFPC Brokerage Services, Inc.
		P.O. Box 61487
		King of Prussia, Pennsylvania 19406
		(800) 358-7668\

		Trustees
		--------
		Jack W. Aber
		William E. Chapman, II
		Sean M. Healey
		Edward J. Kaier
		Peter M. Lebovitz
		Madeline H. McWhinney
		Steven J. Paggioli
		Eric Rakowski
		Thomas R. Schneeweis

			MANAGERS
			--------

The Managers Funds
Equity Funds:
-------------
VALUE FUND
 Armstrong Shaw Associates Inc.
 Osprey Partners Investment Mgmt., LLC
CAPITAL APPRECIATION FUND
 Essex Investment Management Co., LLC
 Bramwell Capital Management, Inc.
SMALL COMPANY FUND
 Kalmar Investment Advisers, Inc.
SPECIAL EQUITY FUND
 Donald Smith & Co., Inc.
 Pilgrim Baxter & Associates, Ltd.
 Westport Asset Management, Inc.
 Kern Capital Management LLC
 Skyline Asset Management, L.P.
INTERNATIONAL EQUITY FUND
 Deutsche Asset Management
 Bernstein Investment Research & Mgmt.
 Mastholm Asset Management, L.L.C.
EMERGING MARKETS EQUITY FUND
 Rexiter Capital Management Limited

Income Funds:
-------------
BOND FUND
 Loomis, Sayles & Co. L.P.
GLOBAL BOND FUND
 Loomis, Sayles & Co. L.P.
INTERMEDIATE DURATION
GOVERNMENT FUND
 Smith Breeden Associates, Inc.
SHORT DURATION
GOVERNMENT FUND
 Smith Breeden Associates, Inc.
TOTAL RETURN BOND FUND
 Merganser Capital Management LP
MONEY MARKET FUND
 J.P. Morgan Fleming Asset Management
  (USA), Inc.

Managers AMG Funds
Equity Funds:
-------------
ESSEX AGGRESSIVE GROWTH FUND
ESSEX LARGE CAP GROWTH FUND
 Essex Investment
  Management Company, LLC
FRONTIER GROWTH FUND
FRONTIER SMALL COMPANY VALUE FUND
 Frontier Capital Management Co., LLC
FIRST QUADRANT TAX-MANAGED
EQUITY FUND
 First Quadrant, L.P.
RORER LARGE-CAP FUND
RORER MID-CAP FUND
 Rorer Asset Management, LLC
SYSTEMATIC VALUE FUND
 Systematic Investment Management, LLP
BURRIDGE SMALL CAP GROWTH FUND
 The Burridge Group LLC




This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.


		www.managersfunds.com
		 www.managersamg.com


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Item 2.  CODE OF ETHICS
=======================
Not applicable.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not applicable.


Item 5. [RESERVED]
==================

Item 6. [RESERVED]
==================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
======================================================================
Not applicable.


Item 8. [RESERVED]
==================

Item 9.  CONTROLS AND PROCEDURES
================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's
	Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  EXHIBITS
==================
(a)	Not applicable.

(b)	Certifications of principal executive officer and principal
	financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.


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				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS


By: 	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	July 17, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: 	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	July 17, 2003



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	July 17, 2003


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